INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 9,607	$ 7,979
Non-Current Assets	94,983	92,805
Total assets	104,590	100,784
Current Liabilities	10,903	11,705
Non-Current Liabilities	63,834	55,063
Total liabilities associated with assets held for sale	74,737	66,768
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	9,953	4,360
Non-Current Assets	90,557	92,112
Total assets	100,510	96,472
Current Liabilities	9,177	5,893
Non-Current Liabilities	50,182	49,871
Total liabilities associated with assets held for sale	59,359	55,764
Total Net Assets	41,151	40,708
Other Ownership Interests	35,479	35,306
Partnership’s Share	5,672	5,402
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	4,060	722
Non-Current Assets	3,408	8,766
Total assets	7,468	9,488
Current Liabilities	2,706	466
Non-Current Liabilities	2,246	5,370
Total liabilities associated with assets held for sale	4,952	5,836
Total Net Assets	2,516	3,652
Other Ownership Interests	2,204	3,250
Partnership’s Share	312	402
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	1,563	1,914
Non-Current Assets	21,980	23,583
Total assets	23,543	25,497
Current Liabilities	1,301	2,234
Non-Current Liabilities	12,304	13,214
Total liabilities associated with assets held for sale	13,605	15,448
Total Net Assets	9,938	10,049
Other Ownership Interests	7,776	8,084
Partnership’s Share	$ 2,162	1,965
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%
Current Assets	$ 195	226
Non-Current Assets	6,257	6,143
Total assets	6,452	6,369
Current Liabilities	259	190
Non-Current Liabilities	4,080	4,058
Total liabilities associated with assets held for sale	4,339	4,248
Total Net Assets	2,113	2,121
Other Ownership Interests	1,406	1,410
Partnership’s Share	707	711
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	4,131	1,493
Non-Current Assets	58,265	53,513
Total assets	62,396	55,006
Current Liabilities	4,911	3,003
Non-Current Liabilities	31,552	27,229
Total liabilities associated with assets held for sale	36,463	30,232
Total Net Assets	25,933	24,774
Other Ownership Interests	23,607	22,467
Partnership’s Share	2,326	2,307
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	4	5
Non-Current Assets	647	107
Total assets	651	112
Current Liabilities	0	0
Non-Current Liabilities	0	0
Total liabilities associated with assets held for sale	0	0
Total Net Assets	651	112
Other Ownership Interests	486	95
Partnership’s Share	$ 165	$ 17
U.S. gas pipeline
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	25.00%
U.S. gas pipeline | Loans and receivables
Disclosure Of Associates And Joint Ventures [Line Items]
Financial assets	$ 250	$ 250
Bottom of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%	11.00%
Bottom of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
Bottom of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest
Bottom of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
Bottom of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	25.00%
Top of range | Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	15.00%	15.00%
Top of range | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	49.00%	49.00%
Top of range | Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest		25.00%
Top of range | Data
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	21.00%
Top of range | Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	40.00%	40.00%